Schedule of Investments(a)
September 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.97%
Aerospace & Defense–3.48%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$170,000	$184,238
5.75%, 03/15/2022(b)	215,000	219,838
6.13%, 01/15/2023(b)	428,000	436,988
7.50%, 03/15/2025(b)	982,000	984,455
7.88%, 04/15/2027(b)	161,000	160,734
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	646,500
TransDigm, Inc.,
6.50%, 07/15/2024	157,000	162,495
6.50%, 05/15/2025	574,000	597,677
6.25%, 03/15/2026(b)	871,000	937,414
Triumph Group, Inc.,
6.25%, 09/15/2024(b)	148,000	154,320
7.75%, 08/15/2025	819,000	829,237
		5,313,896
Agricultural & Farm Machinery–0.62%
Titan International, Inc., 6.50%, 11/30/2023	1,181,000	944,800
Agricultural Products–0.29%
Kernel Holding S.A. (Ukraine), 8.75%, 01/31/2022(b)	418,000	444,606
Airlines–0.28%
Air Canada (Canada), 7.75%, 04/15/2021(b)	400,000	430,500
Alternative Carriers–1.47%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	635,000	668,337
Series Y, 7.50%, 04/01/2024	696,000	780,112
Level 3 Financing, Inc.,
5.38%, 05/01/2025	365,000	379,144
5.25%, 03/15/2026	400,000	416,940
		2,244,533
Apparel Retail–0.99%
L Brands, Inc.,
5.63%, 02/15/2022	473,000	500,198
6.88%, 11/01/2035	404,000	352,894
6.75%, 07/01/2036	101,000	86,188
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	561,000	563,805
		1,503,085
Apparel, Accessories & Luxury Goods–0.22%
William Carter Co. (The), 5.63%, 03/15/2027(b)	317,000	340,379
	Principal Amount	Value
Asset Management & Custody Banks–0.43%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	$457,000	$481,301
5.75%, 04/15/2026(b)	172,000	179,534
		660,835
Auto Parts & Equipment–0.56%
Dana, Inc., 5.50%, 12/15/2024	498,000	509,205
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	346,000	339,945
		849,150
Automobile Manufacturers–1.37%
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	514,000	540,215
5.11%, 05/03/2029	416,000	419,372
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,086,000	1,129,440
Motors Liquidation Co., 0.00%, 07/15/2033(c)(d)	1,060,000	0
		2,089,027
Automotive Retail–1.81%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	521,000	541,840
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	248,000	259,470
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	722,000	765,320
4.75%, 09/15/2029	202,000	207,050
Penske Automotive Group, Inc., 5.50%, 05/15/2026	942,000	988,723
		2,762,403
Broadcasting–2.46%
AMC Networks, Inc.,
5.00%, 04/01/2024	486,000	501,795
4.75%, 08/01/2025	127,000	131,445
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	929,000	1,022,977
Gray Television, Inc., 7.00%, 05/15/2027(b)	564,000	621,782
iHeartCommunications, Inc.,
8.38%, 05/01/2027	423,000	458,955
5.25%, 08/15/2027(b)	550,000	573,375
TV Azteca, S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	470,000	446,500
		3,756,829
Building Products–0.32%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	75,000	76,218

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Building Products–(continued)
Standard Industries, Inc., 5.00%, 02/15/2027(b)	$400,000	$415,120
		491,338
Cable & Satellite–7.89%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(b)	600,000	617,250
7.50%, 05/15/2026(b)	430,000	457,946
Altice Luxembourg S.A. (Luxembourg),
7.75%, 05/15/2022(b)	208,000	212,940
10.50%, 05/15/2027(b)	410,000	463,095
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 01/15/2024	6,000	6,150
5.75%, 02/15/2026(b)	1,545,000	1,633,837
5.13%, 05/01/2027(b)	400,000	418,500
CSC Holdings, LLC,
10.88%, 10/15/2025(b)	445,000	504,775
6.50%, 02/01/2029(b)	1,395,000	1,553,123
DISH DBS Corp.,
5.88%, 11/15/2024	1,746,000	1,737,270
7.75%, 07/01/2026	470,000	480,105
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	967,000	906,949
8.50%, 10/15/2024(b)	501,000	505,855
9.75%, 07/15/2025(b)	210,000	220,395
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	421,000
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(b)	450,000	464,625
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	450,000	465,187
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	300,000	315,465
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	440,000	454,300
Ziggo Bond Co., B.V. (Netherlands), 5.88%, 01/15/2025(b)	200,000	206,500
		12,045,267
Casinos & Gaming–2.78%
Boyd Gaming Corp.,
6.88%, 05/15/2023	125,000	130,156
6.00%, 08/15/2026	226,000	239,257
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	200,000	212,900
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	448,000	441,289
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	229,000	238,240
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	206,000	216,300
MGM Resorts International,
7.75%, 03/15/2022	519,000	581,934
6.00%, 03/15/2023	305,000	336,781
	Principal Amount	Value
Casinos & Gaming–(continued)
Scientific Games International, Inc., 10.00%, 12/01/2022	$570,000	$594,938
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	505,000	532,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	685,000	720,962
		4,245,532
Coal & Consumable Fuels–0.64%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,097,000	980,444
Commodity Chemicals–0.95%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	200,000	201,850
Koppers, Inc., 6.00%, 02/15/2025(b)	460,000	462,590
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	306,000	303,705
Olin Corp., 5.63%, 08/01/2029	466,000	485,945
		1,454,090
Communications Equipment–0.76%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	152,000	137,940
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	942,000	1,017,360
		1,155,300
Construction & Engineering–0.42%
William Lyon Homes, Inc.,
6.00%, 09/01/2023	124,000	129,580
6.63%, 07/15/2027(b)	485,000	505,612
		635,192
Consumer Finance–2.01%
Ally Financial, Inc., 5.13%, 09/30/2024	966,000	1,055,355
Navient Corp.,
8.00%, 03/25/2020	535,000	547,037
7.25%, 01/25/2022	345,000	373,031
7.25%, 09/25/2023	1,005,000	1,096,204
		3,071,627
Copper–1.87%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	1,022,000	1,011,780
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,118,000	1,067,690
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	840,000	772,800
		2,852,270
Data Processing & Outsourced Services–0.16%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	242,000	246,840
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Distributors–0.57%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	$855,000	$864,619
Diversified Banks–0.93%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	220,643
Credit Agricole S.A. (France), 8.13%(b)(f)	507,000	597,943
Societe Generale S.A. (France), 7.38%(b)(f)	308,000	324,817
Standard Chartered PLC (United Kingdom), 7.50%(b)(f)	263,000	278,451
		1,421,854
Diversified Chemicals–0.32%
Chemours Co. (The), 7.00%, 05/15/2025	220,000	208,824
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	285,000	277,519
		486,343
Diversified Metals & Mining–0.53%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	396,000	403,425
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	407,000	400,386
		803,811
Diversified REITs–0.73%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	34,000	33,660
5.00%, 04/15/2023	268,000	263,645
iStar, Inc., 4.75%, 10/01/2024	803,000	818,056
		1,115,361
Diversified Support Services–0.32%
IAA Spinco, Inc., 5.50%, 06/15/2027(b)	454,000	480,105
Electric Utilities–0.14%
DPL, Inc., 4.35%, 04/15/2029(b)	217,000	214,642
Electrical Components & Equipment–0.40%
EnerSys, 5.00%, 04/30/2023(b)	598,000	615,940
Electronic Equipment & Instruments–0.48%
Itron, Inc., 5.00%, 01/15/2026(b)	452,000	466,826
MTS Systems Corp., 5.75%, 08/15/2027(b)	260,000	271,050
		737,876
Environmental & Facilities Services–1.19%
Core & Main L.P., 6.13%, 08/15/2025(b)	861,000	863,153
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	474,000	500,070
	Principal Amount	Value
Environmental & Facilities Services–(continued)
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	$444,000	$459,966
		1,823,189
Fertilizers & Agricultural Chemicals–0.33%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	481,000	504,906
Food Retail–1.35%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	783,000	824,107
7.50%, 03/15/2026(b)	429,000	479,408
5.88%, 02/15/2028(b)	368,000	390,426
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	376,000	368,480
		2,062,421
Forest Products–0.26%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	385,000	395,587
Gas Utilities–0.94%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	407,000	448,331
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	955,000	978,875
		1,427,206
Health Care Facilities–3.35%
Community Health Systems, Inc., 6.25%, 03/31/2023	777,000	774,747
HCA, Inc.,
7.50%, 02/15/2022	334,000	371,007
5.38%, 02/01/2025	640,000	700,800
5.88%, 02/15/2026	410,000	459,405
5.50%, 06/15/2047	845,000	956,742
Tenet Healthcare Corp., 6.75%, 06/15/2023	1,760,000	1,854,917
		5,117,618
Health Care REITs–0.27%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	395,000	414,750
Health Care Services–2.40%
CHS/Community Health Systems, Inc., 8.00%, 03/15/2026(b)	449,000	449,000
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	474,000	478,740
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	213,000	130,995
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	723,000	704,021
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	835,000	773,419
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Health Care Services–(continued)
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(b)(e)	$586,000	$501,030
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	308,000	313,390
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	460,000	320,160
		3,670,755
Home Improvement Retail–0.53%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	858,000	808,665
Homebuilding–1.58%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	367,000	375,716
KB Home, 8.00%, 03/15/2020	211,000	216,634
Lennar Corp.,
8.38%, 01/15/2021	112,000	120,540
5.38%, 10/01/2022	404,000	432,785
Meritage Homes Corp., 5.13%, 06/06/2027	350,000	370,125
PulteGroup, Inc., 6.38%, 05/15/2033	11,000	12,227
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	320,000	348,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	498,000	534,105
		2,410,132
Household Products–1.46%
Energizer Holdings, Inc., 6.38%, 07/15/2026(b)	77,000	82,670
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	1,361,000	1,412,888
Spectrum Brands, Inc., 5.75%, 07/15/2025	705,000	739,186
		2,234,744
Independent Power Producers & Energy Traders–1.02%
Calpine Corp.,
5.38%, 01/15/2023	400,000	406,000
5.50%, 02/01/2024	334,000	338,592
NRG Energy, Inc.,
7.25%, 05/15/2026	200,000	219,800
6.63%, 01/15/2027	175,000	190,243
5.25%, 06/15/2029(b)	374,000	403,565
		1,558,200
Industrial Machinery–1.64%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	866,000	822,700
EnPro Industries, Inc., 5.75%, 10/15/2026	795,000	849,656
Mueller Industries, Inc., 6.00%, 03/01/2027	825,000	835,313
		2,507,669
	Principal Amount	Value
Integrated Oil & Gas–0.58%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	$645,000	$712,970
Petroleos Mexicanos (Mexico), 6.49%, 01/23/2027(b)	171,000	178,464
		891,434
Integrated Telecommunication Services–2.78%
Altice France S.A. (France),
6.25%, 05/15/2024(b)	325,000	336,619
7.38%, 05/01/2026(b)	764,000	822,033
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	629,000	584,970
8.00%, 10/15/2025(b)	94,000	83,237
CommScope, Inc.,
6.00%, 03/01/2026(b)	467,000	485,587
8.25%, 03/01/2027(b)	536,000	523,772
Frontier Communications Corp.,
10.50%, 09/15/2022	1,501,000	695,151
11.00%, 09/15/2025	264,000	120,615
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	95,000	104,975
7.20%, 07/18/2036	417,000	487,894
		4,244,853
Interactive Media & Services–1.25%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	657,000	690,671
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	579,000	602,160
6.63%, 08/15/2027(b)	594,000	616,899
		1,909,730
Leisure Products–0.21%
Mattel, Inc., 6.75%, 12/31/2025(b)	303,000	316,920
Managed Health Care–0.94%
Centene Corp., 5.38%, 06/01/2026(b)	356,000	373,800
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	340,000	342,975
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	367,000	383,515
5.38%, 08/15/2026(b)	310,000	331,638
		1,431,928
Metal & Glass Containers–0.79%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	500,000	524,050
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	507,000	466,440
Trivium Packaging Finance B.V. (Netherlands), 5.50%, 08/15/2026(b)	206,000	217,062
		1,207,552
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Movies & Entertainment–1.31%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	$735,000	$703,321
6.13%, 05/15/2027	308,000	280,280
Netflix, Inc.,
5.75%, 03/01/2024	355,000	389,169
5.88%, 11/15/2028	577,000	628,238
		2,001,008
Oil & Gas Drilling–1.93%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	240,000	112,200
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	395,000	370,312
Noble Holding International Ltd., 7.75%, 01/15/2024	709,000	467,940
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	94,000	91,786
5.25%, 11/15/2024	405,000	357,413
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	743,000	787,580
Transocean, Inc., 7.50%, 04/15/2031	662,000	470,020
Valaris PLC, 7.75%, 02/01/2026	544,000	293,869
		2,951,120
Oil & Gas Equipment & Services–0.73%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	813,000	678,855
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	350,000	157,500
SESI, L.L.C., 7.13%, 12/15/2021	396,000	271,755
		1,108,110
Oil & Gas Exploration & Production–6.68%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	633,000	635,975
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	300,000	260,250
California Resources Corp., 8.00%, 12/15/2022(b)	559,000	279,500
Callon Petroleum Co.,
6.13%, 10/01/2024	932,000	922,680
6.38%, 07/01/2026	169,000	165,764
Centennial Resource Production, LLC, 6.88%, 04/01/2027(b)	499,000	500,248
Denbury Resources, Inc.,
9.00%, 05/15/2021(b)	250,000	233,125
5.50%, 05/01/2022	323,000	169,575
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)	420,000	162,750
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	651,000	629,843
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Gulfport Energy Corp.,
6.63%, 05/01/2023	$438,000	$343,830
6.00%, 10/15/2024	747,000	544,077
Jagged Peak Energy LLC, 5.88%, 05/01/2026	649,000	653,867
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	503,000	506,521
Oasis Petroleum, Inc., 6.88%, 01/15/2023	1,019,000	937,480
QEP Resources, Inc.,
5.25%, 05/01/2023	375,000	349,695
5.63%, 03/01/2026	440,000	380,600
SM Energy Co.,
6.75%, 09/15/2026	285,000	250,800
6.63%, 01/15/2027	96,000	83,040
Southwestern Energy Co.,
7.50%, 04/01/2026	341,000	298,375
7.75%, 10/01/2027	425,000	372,672
Whiting Petroleum Corp., 6.25%, 04/01/2023	733,000	568,075
WPX Energy, Inc., 5.25%, 09/15/2024	930,000	957,630
		10,206,372
Oil & Gas Refining & Marketing–1.30%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	549,000	532,530
NuStar Logistics, L.P., 6.00%, 06/01/2026	681,000	738,749
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	676,000	716,560
		1,987,839
Oil & Gas Storage & Transportation–0.83%
Energy Transfer Operating, L.P., Series A, 6.25%(f)	307,000	285,209
Plains All American Pipeline, L.P., Series B, 6.13%(f)	456,000	430,227
SemGroup Corp., 6.38%, 03/15/2025	535,000	556,400
		1,271,836
Other Diversified Financial Services–1.55%
eG Global Finance PLC (United Kingdom), 6.75%, 02/07/2025(b)	449,000	440,020
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	457,000	484,365
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	509,000	530,633
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	710,000	734,850
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(b)	171,000	176,972
		2,366,840
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–1.15%
B&G Foods, Inc., 5.25%, 04/01/2025	$389,000	$398,725
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	180,000	188,203
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	439,000	466,429
Post Holdings, Inc., 5.75%, 03/01/2027(b)	222,000	236,152
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	448,000	465,920
		1,755,429
Paper Products–0.93%
Mercer International, Inc. (Germany),
7.75%, 12/01/2022	57,000	59,237
6.50%, 02/01/2024	442,000	454,707
5.50%, 01/15/2026	162,000	156,533
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	713,000	755,780
		1,426,257
Pharmaceuticals–2.03%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	372,000	423,611
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	410,000	426,400
9.00%, 12/15/2025(b)	974,000	1,096,967
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	240,000	148,404
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	724,000	732,145
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	293,000	267,363
		3,094,890
Publishing–0.44%
Meredith Corp., 6.88%, 02/01/2026	663,000	677,089
Railroads–0.75%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,277,000	1,149,300
Restaurants–0.58%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	332,000	343,786
IRB Holding Corp., 6.75%, 02/15/2026(b)	531,000	534,982
		878,768
Security & Alarm Services–0.36%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	545,000	549,435
Specialized Consumer Services–0.56%
ServiceMaster Co., LLC (The), 7.45%, 08/15/2027	765,000	860,625
	Principal Amount	Value
Specialized REITs–1.00%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	$248,000	$256,680
Iron Mountain, Inc.,
5.75%, 08/15/2024	377,000	381,712
5.25%, 03/15/2028(b)	492,000	511,050
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	518,000	381,054
		1,530,496
Specialty Chemicals–0.78%
Element Solutions Inc., 5.88%, 12/01/2025(b)	578,000	607,825
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	567,000	581,175
		1,189,000
Steel–0.48%
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	750,000	738,750
Technology Hardware, Storage & Peripherals–0.28%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	396,000	418,473
Textiles–0.48%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,000	734,635
Trading Companies & Distributors–1.89%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)	434,000	470,890
BMC East, LLC, 5.50%, 10/01/2024(b)	649,000	676,802
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	473,000	493,102
United Rentals North America, Inc.,
5.50%, 07/15/2025	41,000	42,814
5.88%, 09/15/2026	375,000	401,269
6.50%, 12/15/2026	188,000	205,531
5.25%, 01/15/2030	562,000	591,157
		2,881,565
Trucking–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 04/01/2024(b)	150,000	157,312
5.25%, 03/15/2025(b)	400,000	412,500
		569,812
Wireless Telecommunication Services–3.49%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	205,000	123,000
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	194,000	41,710
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021	347,000	331,385
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)		$159,000	$147,821
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)		477,000	492,931
Sprint Corp.,
7.25%, 09/15/2021		1,416,000	1,514,554
7.88%, 09/15/2023		1,429,000	1,573,272
7.63%, 02/15/2025		275,000	303,187
7.63%, 03/01/2026		73,000	80,756
T-Mobile USA, Inc., 6.50%, 01/15/2026		671,000	723,130
			5,331,746
Total U.S. Dollar Denominated Bonds & Notes (Cost $136,066,482)			135,876,148
U.S. Treasury Securities–0.83%
U.S. Treasury Bills–0.83%
1.80% - 2.02%, 12/19/2019 (Cost $1,259,814)(g)(h)		1,265,000	1,260,195

Asset-Backed Securities–0.74%
Bain Capital Credit CLO, Ltd. (Cayman Islands),
Series 2019-1A, Class C, 5.35% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(i)		420,000	420,267
Series 2019-3A, Class C, 1.00% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(i)		308,000	308,154
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 3.98% (3 mo. USD LIBOR + 1.70%), 01/25/2031(b)(i)		418,732	399,403
Total Asset-Backed Securities (Cost $1,129,354)			1,127,824
Non-U.S. Dollar Denominated Bonds & Notes–0.47%(j)
Diversified Banks–0.17%
Erste Group Bank AG (Austria), 6.50%(b)(f)	EUR	200,000	251,988
Food Retail–0.24%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	350,000	362,768
Principal Amount			Value
Textiles–0.06%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	$97,387
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $836,585)			712,143
Shares
Common Stocks & Other Equity Interests–0.00%
Asset Management & Custody Banks–0.00%
Motors Liquidation Co. GUC Trust(k)		1	10
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(d)(k)		269,616	1,618
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(l)		318,570	319
Adelphia Recovery Trust, Series Arahova(l)		109,170	109
			428
Total Common Stocks & Other Equity Interests (Cost $143,574)			2,056
Money Market Funds–7.77%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(m)		4,154,630	4,154,630
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(m)		2,967,760	2,968,651
Invesco Treasury Portfolio, Institutional Class, 1.79%(m)		4,748,149	4,748,149
Total Money Market Funds (Cost $11,871,527)			11,871,430
Options Purchased–0.08%
(Cost $134,408)(n)			128,764
TOTAL INVESTMENTS IN SECURITIES–98.86% (Cost $151,441,744)			150,978,560
OTHER ASSETS LESS LIABILITIES—1.14%			1,740,110
NET ASSETS–100.00%			$152,718,670
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $74,323,953, which represented 48.67% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2019 represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(n)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Put	Goldman Sachs International	12/20/2019	USD	1.11	USD	3,102,400	$ 54,782

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
7 Year Interest Rate Swaption	Put	Goldman Sachs International	1.55%	Pay	3 Month USD LIBOR	Quarterly	11/27/2019	$10,500,000	$69,210

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
Credit Risk
Citibank NA	Put	1.00%	Markit CDX North America High Yield Index, Series 32, Version 1	(5.00)%	Quarterly	10/16/2019	3.292%	$15,100,000	$4,772

(a)	Implied credit spreads represent the current level, as of September 30, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
7 Year Interest Rate Swaption	Call	Goldman Sachs International	1.05%	Pay	3 Month USD LIBOR	Quarterly	11/27/2019	$(50,057)	$(10,500,000)	$(12,392)	$37,665

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/29/2019	Goldman Sachs International	EUR	706,629	USD	790,095	$16,633
Subtotal—Appreciation						16,633
Currency Risk
11/29/2019	Goldman Sachs International	GBP	146,765	USD	180,010	(851)
Subtotal—Depreciation						(851)
Total Forward Foreign Currency Contracts						$15,782

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.313%	Semi-Annually	11/29/2026	USD	10,500,000	$(408)	$(131,641)	$(131,233)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$135,876,148	$0	$135,876,148
U.S. Treasury Securities	—	1,260,195	—	1,260,195
Asset-Backed Securities	—	1,127,824	—	1,127,824
Non-U.S. Dollar Denominated Bonds & Notes	—	712,143	—	712,143
Common Stocks & Other Equity Interests	438	—	1,618	2,056
Money Market Funds	11,871,430	—	—	11,871,430
Options Purchased	—	128,764	—	128,764
Investments Matured	—	—	0	0
Total Investments in Securities	11,871,868	139,105,074	1,618	150,978,560
Other Investments - Assets*
Forward Foreign Currency Contracts	—	16,633	—	16,633
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(851)	—	(851)
Options Written	—	(12,392)	—	(12,392)
Swap Agreements	—	(131,233)	—	(131,233)
	—	(144,476)	—	(144,476)
Total Other Investments	—	(127,843)	—	(127,843)
Total Investments	$11,871,868	$138,977,231	$1,618	$150,850,717

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. High Yield Fund